Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2015 March Restructuring Activities (Detail) (Fiscal 2015 March Restructuring [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 4,367
Restructuring costs paid	(245)
Currency translation adjustment	(25)
Balance at end of year	4,097
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	4,127
Restructuring costs paid	(38)
Currency translation adjustment	(23)
Balance at end of year	4,066
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	240
Restructuring costs paid	(207)
Currency translation adjustment	(2)
Balance at end of year	$ 31